FINANCIAL RISK MANAGEMENT - CREDIT RISK (Details) - Credit risk $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($)
Other non-current financial assets
CREDIT RISK
Maximum amount of credit risk	$ 59.7	$ 79.4
Promissory notes
CREDIT RISK
Maximum amount of credit risk	4.2	0.0
Interest rate derivatives - not used in hedge accounting
CREDIT RISK
Maximum amount of credit risk	0.0	3.3
Foreign exchange derivatives - used in hedge accounting
CREDIT RISK
Maximum amount of credit risk	2.2	0.0
Hold-to-collect accounts receivable
CREDIT RISK
Maximum amount of credit risk	570.9	597.2
Available for sale factoring receivables
CREDIT RISK
Maximum amount of credit risk	36.2	2.6
Other interest-free receivables
CREDIT RISK
Maximum amount of credit risk	127.5	118.0
Promissory notes
CREDIT RISK
Maximum amount of credit risk	7.0	6.8
Foreign exchange derivatives - not used in hedge accounting
CREDIT RISK
Maximum amount of credit risk	44.5	12.5
Interest rate derivatives - used in hedge accounting
CREDIT RISK
Maximum amount of credit risk	0.0	0.8
Cash and cash equivalents
CREDIT RISK
Maximum amount of credit risk	$ 345.4	$ 483.4
Largest single customer
CREDIT RISK
Percentage of entities receivables (in percent)	10.00%
Largest 20 combined customers
CREDIT RISK
Percentage of entities receivables (in percent)	33.00%
Number of largest customers | item	20